Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [abstract]
Financial effect of collateral and other credit enhancements	¥ 394,819	¥ 281,382
Impaired Loans And Advances	¥ 1,171,576	¥ 845,329